Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Exchange Rates Used for Translation of Foreign Currencies (Detail)
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 24, 2020
Disclosure of transactions in foreign currency [line items]
Closing exchange rate	0.3147	0.5221
Argentina [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.4110	0.7311	1.1489
Closing exchange rate	0.3147	0.5221
Brazil [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	4.8907	5.2937	5.9346
Closing exchange rate	4.6754	5.0797
Colombia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0059	0.0065	0.0064
Closing exchange rate	0.0058	0.0061
Guatemala [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.5023	2.5591	2.5755
Closing exchange rate	2.4478	2.5440
U.S.A. [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	19.2641	19.2397	18.9400
Closing exchange rate	18.8452	19.6829		24.5883
Uruguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.5479	0.6274	0.6606
Closing exchange rate	0.5051	0.6074
Nicaragua [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.5817	0.6097	0.6307
Closing exchange rate	0.5569	0.6088
Honduras [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.7806	0.7994	0.8007
Closing exchange rate	0.7597	0.8031
Chile [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0275	0.0300	0.0292
Closing exchange rate	0.0252	0.0283
Paraguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0031	0.0034	0.0034
Closing exchange rate	0.0029	0.0033
Peru [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	5.7708	5.8517	5.8054
Closing exchange rate	5.6814	5.8406
Dominican Republic [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3737	0.3876	0.3983
Closing exchange rate	0.3542	0.3898
Costa Rica [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0326	0.0332	0.0331
Closing exchange rate	0.0327	0.0322
European Union [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	21.5642	22.7101	21.3649
Closing exchange rate	21.1311	22.5586
Bulgaria [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	11.0257	11.6110	10.9223
Closing exchange rate	10.8076	11.5327
Belarus [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	9.2159	9.4451	9.8087
Closing exchange rate	8.9420	9.1319
Croatia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.9069	3.0613	2.8619
Closing exchange rate	2.8406	3.0435
Macedonia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3504	0.3688	0.3471
Closing exchange rate	0.3431	0.3667
Serbia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.1830	0.1920	0.1762
Closing exchange rate	0.1795	0.1907